Derivatives (Summary of Derivative Income Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Loss on derivatives recognized in net loss	$ 22.1	$ 0	$ 0
Gain derivative activity	22.1	0	0
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	3.6
Commodity Swap
Derivative Instruments, Gain (Loss) [Line Items]
Loss on derivatives recognized in net loss	22.4
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(0.3)
Gain derivative activity	$ 22.1